Long-Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
		Sep. 12, 2018 CNY (¥)	Jan. 09, 2015 CNY (¥)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)		Dec. 31, 2019 CNY (¥)	Apr. 09, 2021 CNY (¥)	Aug. 18, 2015 CNY (¥)
Investment Line Items [Line Items]
Share of income (loss) on equity method investments				¥ (8,084)		$ (1,269)	¥ (42,522)		¥ (23,350)
Proceeds from Equity Method Investment, Distribution							1,153
Preferred Share Subscription Agreement [Member]
Investment Line Items [Line Items]
Issued Capital Subscribed										¥ 300,000
Class A Participating And Non Voting Shares [Member]
Investment Line Items [Line Items]
Capital Contribution				114,707
Fair Value, Option, Changes in Fair Value, Gain (Loss)				779
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investment Line Items [Line Items]
Equity method investments	[1]			¥ 73,235			¥ 78,382
Percentage of ownership			4.90%	2.40%			2.40%
Share of income (loss) on equity method investments				¥ 5,147			¥ 4,964		8,977
Payment of equity method investment			¥ 30,000
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investment Line Items [Line Items]
Equity method investments				52,080	[2]		63,093	[2]			¥ 50,000
Percentage of ownership											42.70%
Share of income (loss) on equity method investments				(11,013)			(42,458)		1,415
Proceeds from Equity Method Investment, Distribution							1,153
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investment Line Items [Line Items]
Equity method investments	[3]			39,155			36,702
Payments to acquire available-for-sale securities, equity		¥ 30,000
Percentage of ownership		5.10%
Share of income (loss) on equity method investments				¥ 2,453			¥ 237		¥ (2,121)

[1]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2020 and 2021. The Group recognized its share of partnership profit or (loss) in Jingwei of RMB8,977, RMB4,964 and RMB(5,147) during the year ended December 31, 2019, 2020 and 2021, respectively.
[2]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB1,415, RMB(42,458) and RMB(11,013) for the years ended December 31, 2019, 2020 and 2021, respectively. The Group received distribution from Aqua of RMB1,153 during the year ended December 31, 2020.
[3]	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000, which had been fully paid as of December 31, 2020. The Group recognized its share of partnership profit or (loss) in Tianfu of RMB(2,121), RMB237 and RMB2,453 during the years ended December 31, 2019, 2020 and 2021, respectively.